Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/22 (Unaudited)

COMMON STOCKS (85.3%)(a)
	Shares	Value
Advertising and marketing services (—%)
Publicis Groupe SA (France)	695	$33,988

		33,988
Aerospace and defense (1.7%)
BAE Systems PLC (United Kingdom)	2,613	23,547
Dassault Aviation SA (France)	181	24,863
General Dynamics Corp.	1,568	358,962
HEICO Corp.	205	31,222
Lockheed Martin Corp.	836	351,212
Northrop Grumman Corp.	454	217,007
Raytheon Technologies Corp.	2,415	216,746
Rheinmetall AG (Germany)	146	23,203
TransDigm Group, Inc.	135	81,053

		1,327,815
Agriculture (0.6%)
Archer-Daniels-Midland Co.	406	35,683
Corteva, Inc.	6,535	401,445

		437,128
Airlines (0.2%)
Copa Holdings SA Class A (Panama)(NON)	596	42,435
Southwest Airlines Co.(NON)	3,249	119,238

		161,673
Automotive (1.9%)
Ford Motor Co.	2,403	36,622
General Motors Co.(NON)	3,628	138,626
Genuine Parts Co.	579	90,330
Knorr-Bremse AG (Germany)	463	22,469
Porsche Automobil Holding SE (Preference) (Germany)	313	22,165
Rivian Automotive, Inc. Class A(NON)	946	30,944
Stellantis NV (Italy)	8,287	110,390
Tesla, Inc.(NON)	2,925	806,178
Toyota Motor Corp. (Japan)	1,100	16,418
United Rentals, Inc.(NON)	302	88,196
Volkswagen AG (Preference) (Germany)	819	116,924
Volvo AB Class B (Sweden)	1,164	18,444
Volvo Car AB Class B (Sweden)(NON)	4,601	27,974

		1,525,680
Banking (5.2%)
Alinma Bank (Saudi Arabia)	13,019	131,110
Banco Bilbao Vizcaya Argentaria SA (Spain)	23,026	103,123
Banco do Brasil SA (Brazil)	5,900	47,280
Banco Santander SA (Spain)	43,172	104,626
Bank Central Asia Tbk PT (Indonesia)	236,300	130,094
Bank Leumi Le-Israel BM (Israel)	10,561	111,511
Bank Mandiri Persero Tbk PT (Indonesia)	116,600	69,189
Bank of America Corp.	8,671	291,432
Bank of Ireland Group PLC (Ireland)	10,554	65,051
BNP Paribas SA (France)	828	38,589
China Merchants Bank Co., Ltd. Class H (China)	8,000	40,872
Citigroup, Inc.	11,596	566,000
DBS Group Holdings, Ltd. (Singapore)	8,500	197,800
DNB Bank ASA (Norway)	2,724	51,965
East West Bancorp, Inc.	1,200	86,604
Fifth Third Bancorp	942	32,169
Grupo Financiero Banorte SAB de CV Class O (Mexico)	13,419	79,262
Hana Financial Group, Inc. (South Korea)	1,594	46,637
ICICI Bank, Ltd. (India)	21,380	235,202
Israel Discount Bank, Ltd. Class A (Israel)	6,090	37,189
JPMorgan Chase & Co.	5,865	667,026
KeyCorp	1,244	22,006
Lloyds Banking Group PLC (United Kingdom)	29,433	14,934
Mitsubishi UFJ Financial Group, Inc. (Japan)	16,200	83,795
Mizrahi Tefahot Bank, Ltd. (Israel)	269	10,931
National Australia Bank, Ltd. (Australia)	4,963	103,244
PNC Financial Services Group, Inc. (The)	1,257	198,606
Popular, Inc. (Puerto Rico)	450	34,749
State Street Corp.	850	58,098
UBS Group AG (Switzerland)	5,444	85,986
United Overseas Bank, Ltd. (Singapore)	3,400	66,355
Wells Fargo & Co.	5,697	249,016
Wintrust Financial Corp.	393	33,146

		4,093,597
Beverage (1.4%)
Asahi Group Holdings, Ltd. (Japan)	2,100	70,307
Coca-Cola Co. (The)	7,468	460,850
Coca-Cola Europacific Partners PLC (United Kingdom)	1,634	80,344
Coca-Cola HBC AG (Italy)	1,560	35,654
Diageo PLC (United Kingdom)	5,038	219,918
Keurig Dr Pepper, Inc.	4,163	158,694
PepsiCo, Inc.	509	87,685

		1,113,452
Biotechnology (1.0%)
Amgen, Inc.	128	30,758
Exelixis, Inc.(NON)	1,777	31,524
Illumina, Inc.(NON)	148	29,843
Incyte Corp.(NON)	345	24,298
Regeneron Pharmaceuticals, Inc.(NON)	396	230,100
Vertex Pharmaceuticals, Inc.(NON)	1,567	441,518

		788,041
Broadcasting (0.1%)
Nexstar Media Group, Inc. Class A	178	34,055
Warner Bros Discovery, Inc.(NON)	2,451	32,451

		66,506
Building materials (—%)
Owens Corning	412	33,673

		33,673
Cable television (0.4%)
Charter Communications, Inc. Class A(NON)	239	98,619
Cogeco Communications, Inc. (Canada)	196	12,000
Comcast Corp. Class A	4,634	167,705

		278,324
Chemicals (1.4%)
Arkema SA (France)	119	10,066
Celanese Corp.	312	34,588
CF Industries Holdings, Inc.	2,096	216,852
Dow, Inc.	595	30,345
DuPont de Nemours, Inc.	2,505	139,378
Eastman Chemical Co.	1,005	91,455
Fertiglobe PLC (United Arab Emirates)	8,822	13,475
Linde PLC	123	34,656
LyondellBasell Industries NV Class A	383	31,789
Nitto Denko Corp. (Japan)	900	55,418
OCI NV (Netherlands)	1,038	39,038
Olin Corp.	689	37,661
PPG Industries, Inc.	963	122,282
Sherwin-Williams Co. (The)	492	114,193
Shin-Etsu Chemical Co., Ltd. (Japan)	700	81,360
Yunnan Energy New Material Co., Ltd. Class A (China)	1,100	30,731

		1,083,287
Commercial and consumer services (2.4%)
Automatic Data Processing, Inc.	152	37,150
Booking Holdings, Inc.(NON)	297	557,116
Booz Allen Hamilton Holding Corp.	480	45,936
Brambles, Ltd. (Australia)	5,114	42,991
Centre Testing International Group Co., Ltd. Class A (China)	11,002	35,013
Cintas Corp.	93	37,836
CK Hutchison Holdings, Ltd. (Hong Kong)	18,000	116,156
CoStar Group, Inc.(NON)	861	59,960
Expedia Group, Inc.(NON)	1,161	119,177
Experian PLC (United Kingdom)	1,959	59,539
Gartner, Inc.(NON)	778	221,979
Jardine Matheson Holdings, Ltd. (Hong Kong)	500	26,476
Mastercard, Inc. Class A	939	304,583
Network International Holdings PLC (United Arab Emirates)(NON)	14,810	41,448
PayPal Holdings, Inc.(NON)	365	34,106
Terminix Global Holdings, Inc.(NON)	791	33,736
Toast, Inc. Class A(NON)	2,276	43,085
Worldline SA/France (France)(NON)	1,219	52,141

		1,868,428
Communications equipment (0.2%)
arista Networks, Inc.(NON)	322	38,601
Telefonaktiebolaget LM Ericsson Class B (Sweden)	13,595	101,630

		140,231
Computers (6.4%)
Apple, Inc.	22,542	3,544,053
Cisco Systems, Inc./Delaware	6,671	298,327
Crowdstrike Holdings, Inc. Class A(NON)	495	90,392
Dropbox, Inc. Class A(NON)	1,299	27,786
Fortinet, Inc.(NON)	625	30,431
Fujitsu, Ltd. (Japan)	700	82,735
MongoDB, Inc.(NON)	96	30,995
MSCI, Inc.	254	114,107
Pure Storage, Inc. Class A(NON)	5,054	146,414
ServiceNow, Inc.(NON)	265	115,174
Smartsheet, Inc. Class A(NON)	969	32,239
Snowflake, Inc. Class A(NON)	955	172,807
SS&C Technologies Holdings, Inc.	567	31,616
Synopsys, Inc.(NON)	1,006	348,096

		5,065,172
Conglomerates (0.6%)
3M Co.	178	22,134
AMETEK, Inc.	1,402	168,464
General Electric Co.	724	53,171
Marubeni Corp. (Japan)	10,600	109,852
Mitsubishi Corp. (Japan)	2,800	91,391
Mitsui & Co., Ltd. (Japan)	900	21,009

		466,021
Construction (0.4%)
Compagnie de Saint-Gobain (France)	1,937	78,267
CRH PLC (Ireland)	5,033	185,124
Eiffage SA (France)	711	62,641

		326,032
Consumer (0.4%)
Chow Tai Fook Jewellery Group, Ltd. (Hong Kong)	10,400	20,970
LVMH Moet Hennessy Louis Vuitton SA (France)	373	241,256
Pandora A/S (Denmark)	877	52,788

		315,014
Consumer finance (0.9%)
American Express Co.	222	33,744
Capital One Financial Corp.	1,783	188,677
Discover Financial Services	435	43,713
SLM Corp.	2,132	32,577
Synchrony Financial	4,291	140,530
Visa, Inc. Class A	1,385	275,213

		714,454
Consumer goods (1.7%)
Colgate-Palmolive Co.	424	33,161
Estee Lauder Cos., Inc. (The) Class A	447	113,708
Haleon PLC (United Kingdom)(NON)	4,969	14,942
L'Oreal SA (France)	414	142,170
Procter & Gamble Co. (The)	5,723	789,431
Ulta Beauty, Inc.(NON)	572	240,166
Unilever PLC (United Kingdom)	320	14,527

		1,348,105
Consumer services (0.6%)
Airbnb, Inc. Class A(NON)	1,447	163,685
DoorDash, Inc. Class A(NON)	477	28,572
JD.com, Inc. Class A (China)	2,669	84,468
JD.com, Inc. ADR (China)	425	26,983
MercadoLibre, Inc. (Brazil)(NON)	45	38,491
Netflix, Inc.(NON)	62	13,861
Uber Technologies, Inc.(NON)	4,716	135,632

		491,692
Containers (0.1%)
Ball Corp.	1,417	79,083
Crown Holdings, Inc.	282	25,546

		104,629
Distribution (0.3%)
Copart, Inc.(NON)	232	27,759
Ferguson PLC (United Kingdom)	792	91,633
ITOCHU Corp. (Japan)	2,500	68,620
Sysco Corp.	403	33,135

		221,147
Electric utilities (1.7%)
AES Corp. (The)	1,359	34,587
Ameren Corp.	1,115	103,271
American Electric Power Co., Inc.	3,509	351,601
Constellation Energy Corp.	1,536	125,322
DTE Energy Co.	250	32,585
Duke Energy Corp.	289	30,897
E.ON SE (Germany)	12,101	103,441
Edison International	482	32,665
Enel SpA (Italy)	7,141	33,642
Eversource Energy	381	34,172
Exelon Corp.	3,927	172,435
FirstEnergy Corp.	889	35,160
Fortum OYJ (Finland)	3,700	37,991
PPL Corp.	541	15,732
Public Service Enterprise Group, Inc.	488	31,408
RWE AG (Germany)	806	30,853
Southern Co. (The)	445	34,296
WEC Energy Group, Inc.	321	33,108
Xcel Energy, Inc.	433	32,150

		1,305,316
Electrical equipment (0.7%)
Emerson Electric Co.	636	51,987
Fortive Corp.	3,040	192,523
Honeywell International, Inc.	1,214	229,871
KEI Industries, Ltd. (India)	1,212	22,040
Legrand SA (France)	1,258	91,029

		587,450
Electronics (3.6%)
Advanced Micro Devices, Inc.(NON)	1,562	132,567
Agilent Technologies, Inc.	936	120,042
Broadcom, Inc.	65	32,442
Hon Hai Precision Industry Co., Ltd. (Taiwan)	20,000	71,408
Hoya Corp. (Japan)	1,600	162,506
Lattice Semiconductor Corp.(NON)	1,400	75,460
LEENO Industrial, Inc. (South Korea)	70	7,451
Marvell Technology, Inc.	1,354	63,394
Minebea Mitsumi, Inc. (Japan)	2,400	41,264
Monolithic Power Systems, Inc.	81	36,708
Murata Manufacturing Co., Ltd. (Japan)	1,000	53,940
NVIDIA Corp.	4,470	674,702
NXP Semiconductors NV	355	58,426
Qualcomm, Inc.	4,508	596,273
Samsung Electronics Co., Ltd. (South Korea)	3,868	171,347
Sartorius AG (Preference) (Germany)	118	49,300
Shenzhen Inovance Technology Co., Ltd. Class A (China)	5,400	46,899
Shimadzu Corp. (Japan)	1,800	52,744
Sinbon Electronics Co., Ltd. (Taiwan)	5,000	46,250
STMicroelectronics NV (France)	2,167	75,415
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	2,500	29,413
Texas Instruments, Inc.	403	66,580
Thales SA (France)	964	116,260
Vontier Corp.	2,355	51,622

		2,832,413
Engineering and construction (—%)
Vinci SA (France)	20	1,851

		1,851
Entertainment (0.3%)
Leejam Sports Co. JSC (Saudi Arabia)	640	14,247
Live Nation Entertainment, Inc.(NON)	1,279	115,570
Sony Group Corp. (Japan)	700	55,523
Vail Resorts, Inc.	140	31,455

		216,795
Environmental (—%)
Tetra Tech, Inc.	240	32,594

		32,594
Financial (1.0%)
3i Group PLC (United Kingdom)	4,146	58,256
Ally Financial, Inc.	3,323	110,324
Apollo Global Management, Inc.	1,430	79,479
Carlyle Group, Inc. (The)	1,414	45,997
Deutsche Boerse AG (Germany)	518	87,622
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	400	16,106
Japan Exchange Group, Inc. (Japan)	2,700	40,205
KB Financial Group, Inc. (South Korea)	3,012	110,545
London Stock Exchange Group PLC (United Kingdom)	917	86,097
MGIC Investment Corp.	2,255	32,224
Partners Group Holding AG (Switzerland)	111	106,835
Singapore Exchange, Ltd. (Singapore)	3,900	26,441

		800,131
Food (1.1%)
Albertsons Cos., Inc. Class A	1,179	32,434
China Mengniu Dairy Co., Ltd. (China)	16,000	72,296
Coles Group, Ltd. (Australia)	5,628	67,300
Dino Polska SA (Poland)(NON)	706	51,504
Hershey Co. (The)	752	168,952
Jeronimo Martins SGPS SA (Portugal)	2,615	57,982
Kesko Oyj Class B (Finland)	1,120	23,584
Kraft Heinz Co. (The)	910	34,034
Mondelez International, Inc. Class A	534	33,033
Nestle SA (Switzerland)	1,077	126,127
Shoprite Holdings, Ltd. (South Africa)	4,222	57,318
Sumber Alfaria Trijaya Tbk PT (Indonesia)	141,400	20,732
Tyson Foods, Inc. Class A	425	32,037
WH Group, Ltd. (Hong Kong)	43,000	29,290
Yakult Honsha Co., Ltd. (Japan)	1,600	94,520

		901,143
Forest products and packaging (0.2%)
Sealed Air Corp.	613	32,986
WestRock Co.	743	30,158
Weyerhaeuser Co.(R)	3,196	109,175

		172,319
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	3,880	94,181
Boyd Gaming Corp.	616	33,529
Flutter Entertainment PLC (Ireland)(NON)	246	30,629
La Francaise des Jeux SAEM (France)	733	23,812

		182,151
Health care services (3.3%)
AmerisourceBergen Corp.	223	32,683
Apollo Hospitals Enterprise, Ltd. (India)	844	45,586
Bio-Rad Laboratories, Inc. Class A(NON)	61	29,587
Cardinal Health, Inc.	561	39,674
Cigna Corp.	744	210,887
CVS Health Corp.	5,326	522,747
Elevance Health, Inc.	406	196,955
Eurofins Scientific (Luxembourg)	285	19,745
Fresenius SE & Co. KGaA (Germany)	629	15,573
Ginkgo Bioworks Holdings, Inc.(NON)	10,592	28,492
HCA Healthcare, Inc.	406	80,335
Humana, Inc.	335	161,396
ICON PLC (Ireland)(NON)	151	31,684
IQVIA Holdings, Inc.(NON)	908	193,095
Laboratory Corp. of America Holdings	135	30,411
M3, Inc. (Japan)	300	9,630
Max Healthcare Institute, Ltd. (India)(NON)	9,564	46,491
McKesson Corp.	783	287,361
Molina Healthcare, Inc.(NON)	296	99,862
Mouwasat Medical Services Co. (Saudi Arabia)	433	27,817
UnitedHealth Group, Inc.	946	491,287

		2,601,298
Homebuilding (0.3%)
Daiwa House Industry Co., Ltd. (Japan)	1,400	31,380
NVR, Inc.(NON)	8	33,120
PulteGroup, Inc.	3,094	125,802
Toll Brothers, Inc.	712	31,178

		221,480
Household furniture and appliances (—%)
Dixon Technologies (India), Ltd. (India)	186	9,451

		9,451
Industrial (0.3%)
Carrier Global Corp.	857	33,526
Johnson Controls International PLC	4,020	217,642

		251,168
Insurance (2.3%)
AIA Group, Ltd. (Hong Kong)	9,000	86,793
Alleghany Corp.(NON)	40	33,647
American Financial Group, Inc.	264	33,708
American International Group, Inc.	2,754	142,519
Arch Capital Group, Ltd.(NON)	775	35,433
Assured Guaranty, Ltd.	2,358	120,423
Aviva PLC (United Kingdom)	11,484	55,622
AXA SA (France)	6,660	157,173
Axis Capital Holdings, Ltd.	292	15,520
Berkshire Hathaway, Inc. Class B(NON)	119	33,415
Chubb, Ltd.	171	32,328
Equitable Holdings, Inc.	4,984	148,274
Everest Re Group, Ltd.	134	36,053
Gjensidige Forsikring ASA (Norway)	1,066	21,621
Japan Post Holdings Co., Ltd. (Japan)	13,800	95,208
MetLife, Inc.	5,491	353,236
NN Group NV (Netherlands)	244	10,004
Old Republic International Corp.	1,474	32,192
Ping An Insurance Group Co. of China, Ltd. Class H (China)	10,000	58,840
Prudential PLC (United Kingdom)	4,914	51,373
Reinsurance Group of America, Inc.	308	38,611
Sampo Oyj Class A (Finland)	355	16,073
Tokio Marine Holdings, Inc. (Japan)	1,900	106,363
Unum Group	1,454	55,034
W.R. Berkley Corp.	543	35,186
Zurich Insurance Group AG (Switzerland)	96	42,522

		1,847,171
Investment banking/Brokerage (1.7%)
Ameriprise Financial, Inc.	671	179,835
Blackstone, Inc.	315	29,591
Charles Schwab Corp. (The)	4,856	344,533
Exor NV (Netherlands)	564	33,946
Goldman Sachs Group, Inc. (The)	1,780	592,152
Investor AB Class B (Sweden)	5,350	84,235
Virtu Financial, Inc. Class A	1,915	43,968

		1,308,260
Lodging/Tourism (0.3%)
Choice Hotels International, Inc.	311	35,675
Hilton Worldwide Holdings, Inc.	833	106,091
InterContinental Hotels Group PLC (United Kingdom)	568	30,794
Marriott International, Inc./MD Class A	172	26,443
Wyndham Hotels & Resorts, Inc.	696	45,477

		244,480
Machinery (0.7%)
Caterpillar, Inc.	180	33,248
Cummins, Inc.	150	32,306
Deere & Co.	437	159,614
Fuji Electric Co., Ltd. (Japan)	700	30,265
Ingersoll Rand, Inc.	2,350	111,320
Komatsu, Ltd. (Japan)	3,700	77,441
Mitsubishi Heavy Industries, Ltd. (Japan)	100	3,849
Otis Worldwide Corp.	419	30,260
Spirax_Sarco engineering PLC (United Kingdom)	342	41,691

		519,994
Manufacturing (0.5%)
A.O. Smith Corp.	541	30,539
Acuity Brands, Inc.	180	29,507
Dover Corp.	250	31,240
Eaton Corp. PLC	228	31,154
GEA Group AG (Germany)	1,157	40,339
ITT, Inc.	444	32,203
Nordson Corp.	241	54,748
Parker Hannifin Corp.	117	31,005
Textron, Inc.	1,227	76,540

		357,275
Media (0.3%)
FactSet Research Systems, Inc.	80	34,667
Interpublic Group of Cos., Inc. (The)	1,181	32,643
Universal Music Group NV (Netherlands)	8,510	168,803
Walt Disney Co. (The)(NON)	309	34,633

		270,746
Medical services (—%)
Service Corp. International	457	28,201

		28,201
Medical technology (2.2%)
Abbott Laboratories	5,134	527,006
ABIOMED, Inc.(NON)	119	30,854
Boston Scientific Corp.(NON)	812	32,732
CSL, Ltd. (Australia)	34	6,793
Danaher Corp.	1,256	339,006
Edwards Lifesciences Corp.(NON)	292	26,309
Getinge AB Class B (Sweden)	1,325	24,582
Hologic, Inc.(NON)	956	64,587
IDEXX Laboratories, Inc.(NON)	189	65,700
Intuitive Surgical, Inc.(NON)	430	88,469
Medtronic PLC	2,093	184,017
Sartorius Stedim Biotech (France)	116	42,456
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	800	34,563
Sonic Healthcare, Ltd. (Australia)	3,185	73,563
Thermo Fisher Scientific, Inc.	368	200,678

		1,741,315
Metals (0.9%)
Alcoa Corp.	675	33,399
Anglo American PLC (London Exchange) (United Kingdom)	4,153	133,374
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	868	27,825
BHP Group, Ltd. (ASE Exchange) (Australia)	2,308	63,717
BHP Group, Ltd. (London Exchange) (Australia)	427	11,672
BlueScope Steel, Ltd. (Australia)	1,340	15,211
Boliden AB (Sweden)	316	10,133
Freeport-McMoRan, Inc. (Indonesia)	5,870	173,752
Glencore PLC (United Kingdom)	6,204	33,943
Mineral Resources, Ltd. (Australia)	318	13,721
Misumi Group, Inc. (Japan)	400	9,821
Rio Tinto PLC (United Kingdom)	1,920	106,003
Rio Tinto, Ltd. (Australia)	1,069	68,735
South32, Ltd. (Australia)	8,301	23,393
Vale Indonesia Tbk PT (Indonesia)(NON)	50,000	20,439

		745,138
Natural gas utilities (0.2%)
NiSource, Inc.	1,169	34,497
Osaka Gas Co., Ltd. (Japan)	1,900	31,940
Tokyo Gas Co., Ltd. (Japan)	3,300	61,800

		128,237
Oil and gas (4.3%)
APA Corp.	1,092	42,708
BP PLC (United Kingdom)	31,617	161,416
Cheniere Energy, Inc.	1,240	198,623
Chevron Corp.	708	111,906
ConocoPhillips	2,237	244,839
Enterprise Products Partners LP	2,856	75,170
EOG Resources, Inc.	417	50,582
Equinor ASA (Norway)	2,680	103,634
Exxon Mobil Corp.	6,672	637,776
Marathon Oil Corp.	7,881	201,675
Marathon Petroleum Corp.	2,609	262,857
Occidental Petroleum Corp.	533	37,843
Orsted AS (Denmark)	189	18,468
PDC Energy, Inc.	639	43,394
PetroChina Co., Ltd. Class H (China)	100,000	46,701
Petroleo Brasileiro SA (Preference) (Brazil)	3,800	24,272
Phillips 66	385	34,442
PTT Exploration & Production PCL (Thailand)	13,100	60,538
Reliance Industries, Ltd. (India)(NON)	5,182	169,523
Reliance Industries, Ltd. GDR 144A (India)(NON)	155	10,184
Shell PLC (London Exchange) (United Kingdom)	11,001	291,481
Shell PLC (Euronext Amsterdan Exchange) (United Kingdom)	6,068	160,598
Targa Resources Corp.	3,182	217,108
Valero Energy Corp.	1,544	180,833

		3,386,571
Pharmaceuticals (5.2%)
AbbVie, Inc.	3,622	487,014
AstraZeneca PLC (United Kingdom)	2,144	265,317
AstraZeneca PLC ADR (United Kingdom)	2,750	171,545
Bristol-Myers Squibb Co.	4,259	287,099
Chugai Pharmaceutical Co., Ltd. (Japan)	1,600	41,245
DexCom, Inc.(NON)	1,119	91,993
Eli Lilly and Co.	1,810	545,226
Euroapi SA (France)(NON)	45	702
GlaxoSmithKline PLC (United Kingdom)	3,975	63,672
Ipsen SA (France)	290	27,798
Johnson & Johnson	193	31,139
Lonza Group AG (Switzerland)	250	132,910
Merck & Co., Inc.	8,472	723,170
Merck KGaA (Germany)	963	165,746
Novartis AG (Switzerland)	2,524	203,650
Novo Nordisk A/S Class B (Denmark)	1,886	201,476
Ono Pharmaceutical Co., Ltd. (Japan)	1,300	31,030
Pfizer, Inc.	5,941	268,711
Roche Holding AG (Switzerland)	748	240,912
Sanofi (France)	1,542	126,910

		4,107,265
Power producers (0.3%)
NRG Energy, Inc.	4,601	189,930
Vistra Corp.	1,340	33,165

		223,095
Publishing (0.2%)
New York Times Co. (The) Class A	1,080	32,929
News Corp. Class A	1,921	32,503
Thomson Reuters Corp. (Canada)	610	67,170
Wolters Kluwer NV (Netherlands)	584	57,114

		189,716
Railroads (0.8%)
Canadian Natl Railway Co. (Canada)	335	39,840
CSX Corp.	8,143	257,726
Union Pacific Corp.	1,576	353,828

		651,394
Real estate (1.6%)
Apartment Income REIT Corp.(R)	774	31,618
AvalonBay Communities, Inc.(R)	166	33,351
Barratt Developments PLC (United Kingdom)	4,391	21,745
Boston Properties, Inc.(R)	937	74,426
Brixmor Property Group, Inc.(R)	1,407	30,222
Camden Property Trust(R)	239	30,714
CBRE Group, Inc. Class A(NON)	1,492	117,808
CK Asset Holdings, Ltd. (Hong Kong)	11,642	78,572
Equity Lifestyle Properties, Inc.(R)	446	31,265
Essex Property Trust, Inc.(R)	120	31,807
Extra Space Storage, Inc.(R)	165	32,790
First Industrial Realty Trust, Inc.(R)	640	32,435
Gaming and Leisure Properties, Inc.(R)	3,422	165,180
Goodman Group (Australia)(R)	7,154	95,488
Invitation Homes, Inc.(R)	888	32,217
Jones Lang LaSalle, Inc.(NON)	195	33,735
Lamar Advertising Co. Class A(R)	311	29,200
Life Storage, Inc.(R)	607	77,241
Mitsui Fudosan Co., Ltd. (Japan)	700	14,136
Nomura Real Estate Holdings, Inc. (Japan)	1,900	46,551
Phoenix Mills, Ltd. (The) (India)	1,188	20,853
Prologis, Inc.(R)	261	32,497
Public Storage(R)	107	35,399
Rithm Capital Corp.(R)	3,284	30,968
Simon Property Group, Inc.(R)	336	34,265
Starwood Property Trust, Inc.(R)	1,435	32,905
Sumitomo Realty & Development Co., Ltd. (Japan)	600	14,683

		1,242,071
Regional Bells (0.3%)
AT&T, Inc.	14,021	245,928

		245,928
Restaurants (0.3%)
Chipotle Mexican Grill, Inc.(NON)	73	116,566
McDonald's Corp.	138	34,815
McDonald's Holdings Co. (Japan), Ltd. (Japan)	1,500	53,608

		204,989
Retail (5.7%)
Amazon.com, Inc.(NON)	13,564	1,719,508
Autonation, Inc.(NON)	271	33,767
AutoZone, Inc.(NON)	137	290,332
BJ's Wholesale Club Holdings, Inc.(NON)	2,130	158,664
Cie Financiere Richemont SA Class A (Switzerland)	283	31,602
Costco Wholesale Corp.	603	314,826
Dollar General Corp.	137	32,527
Home Depot, Inc. (The)	436	125,751
Industria de Diseno Textil SA (Spain)	2,797	60,361
JD Sports Fashion PLC (United Kingdom)	52,499	68,727
Koninklijke Ahold Delhaize NV (Netherlands)	3,795	104,416
Li Ning Co., Ltd. (China)	7,500	68,287
Lowe's Cos., Inc.	169	32,810
Lululemon Athletica, Inc. (Canada)(NON)	430	128,983
Macy's, Inc.	1,803	31,228
Moncler SpA (Italy)	2,021	90,473
Nike, Inc. Class B	1,572	167,339
O'Reilly Automotive, Inc.(NON)	352	245,386
Penske Automotive Group, Inc.	307	36,198
Tapestry, Inc.	904	31,396
Target Corp.	676	108,390
TJX Cos., Inc. (The)	540	33,669
WalMart de Mexico (Walmex) SAB de CV (Mexico)	28,853	94,551
Walmart, Inc.	2,982	395,264
Wesfarmers, Ltd. (Australia)	2,642	84,580

		4,489,035
Semiconductor (0.7%)
Applied Materials, Inc.	364	34,241
ASM International NV (Netherlands)	19	5,155
ASML Holding NV (Netherlands)	157	76,130
KLA Corp.	78	26,842
Lam Research Corp.	61	26,713
Renesas Electronics Corp. (Japan)(NON)	6,300	59,301
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	22,000	359,816

		588,198
Shipping (0.2%)
A.P. Moeller-Maersck A/S Class B (Denmark)	19	45,436
International Container Terminal Services, Inc. (Philippines)	14,790	47,578
Nippon Yusen KK (Japan)	800	61,135
United Parcel Service, Inc. Class B	178	34,623
ZIM Integrated Shipping Services, Ltd. (Israel)	200	7,218

		195,990
Software (6.5%)
Adobe, Inc.(NON)	1,077	402,195
Atlassian Corp PLC Class A (Australia)(NON)	894	221,408
Autodesk, Inc.(NON)	188	37,927
Cadence Design Systems, Inc.(NON)	3,340	580,392
Electronic Arts, Inc.	264	33,494
Intuit, Inc.	1,041	449,483
Manhattan Associates, Inc.(NON)	356	50,289
Microsoft Corp.	10,888	2,846,885
NTT Data Corp. (Japan)	2,600	36,604
Oracle Corp.	1,410	104,552
Playtika Holding Corp. (Israel)(NON)	2,384	25,104
Sage Group PLC (The) (United Kingdom)	6,474	53,619
Square Enix Holdings Co., Ltd. (Japan)	1,300	56,557
Tata Consultancy Services, Ltd. (India)	3,150	125,716
Totvs SA (Brazil)	11,581	63,555
Wix.com, Ltd. (Israel)(NON) (IL)	240	15,190
Workday, Inc. Class A(NON)	210	34,558

		5,137,528
Staffing (0.1%)
ManpowerGroup, Inc.	414	30,354
Recruit Holdings Co., Ltd. (Japan)	1,600	50,951

		81,305
Technology services (6.0%)
Accenture PLC Class A	2,338	674,420
Alibaba Group Holding, Ltd. (China)(NON)	13,577	161,661
Alphabet, Inc. Class A(NON)	12,709	1,375,368
Alphabet, Inc. Class C(NON)	5,660	617,789
Capgemini SE (France)	597	103,335
DocuSign, Inc.(NON)	391	22,764
DXC Technology Co.(NON)	1,279	31,694
eBay, Inc.	6,437	284,065
Fidelity National Information Services, Inc.	1,418	129,563
GoDaddy, Inc. Class A(NON)	418	31,693
Infosys, Ltd. ADR (India)	522	9,553
Leidos Holdings, Inc.	356	33,838
Meituan Class B (China)(NON)	4,200	100,645
Meta Platforms, Inc. Class A(NON)	3,387	551,844
NAVER Corp. (South Korea)	275	48,775
Palo Alto Networks, Inc.(NON)	500	278,405
Pinterest, Inc. Class A(NON)	893	20,575
SCSK Corp. (Japan)	1,600	26,140
Spotify Technology SA (Sweden)(NON)	273	29,525
Tencent Holdings, Ltd. (China)	4,400	182,239
Zebra Technologies Corp. Class A(NON)	82	24,734

		4,738,625
Telecommunications (0.9%)
American Tower Corp.(R)	1,281	325,438
Crown Castle International Corp.(R)	181	30,920
Koninklijke KPN NV (Netherlands)	19,634	62,448
MTN Group, Ltd. (South Africa)	4,943	35,787
SK Telecom Co., Ltd. (South Korea)	912	35,415
T-Mobile US, Inc.(NON)	622	89,543
Telstra Corp., Ltd. (Australia)	35,852	96,992

		676,543
Telephone (0.6%)
Deutsche Telekom AG (Germany)	2,265	42,763
KDDI Corp. (Japan)	3,800	116,752
Nippon Telegraph & Telephone Corp. (Japan)	3,400	92,095
Verizon Communications, Inc.	4,523	189,107

		440,717
Textiles (0.2%)
Capri Holdings, Ltd.(NON)	761	35,904
Hermes International (France)	98	125,643

		161,547
Tobacco (0.8%)
British American Tobacco PLC (United Kingdom)	1,614	64,651
Imperial Brands PLC (United Kingdom)	4,415	97,004
Philip Morris International, Inc.	4,801	458,447

		620,102
Toys (0.2%)
Namco Bandai Holdings, Inc. (Japan)	600	44,999
Nintendo Co., Ltd. (Japan)	300	122,447

		167,446
Transportation services (0.1%)
Deutsche Post AG (Germany)	2,423	88,563
SG Holdings Co., Ltd. (Japan)	600	9,948

		98,511
Trucks and parts (0.1%)
Allison Transmission Holdings, Inc.	896	32,489
LKQ Corp.	638	33,954

		66,443
Waste Management (0.3%)
Clean Harbors, Inc.(NON)	280	32,878
Republic Services, Inc.	495	70,646
Waste Connections, Inc.	676	94,086
Waste Management, Inc.	210	35,496

		233,106

Total common stocks (cost $55,984,676)		$67,256,591

INVESTMENT COMPANIES (2.3%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,933	$93,673
iShares MSCI Taiwan ETF (Taiwan)	1,201	60,326
SPDR S&P 500 ETF Trust	3,693	1,459,400
SPDR S&P MidCap 400 ETF Trust	448	198,952

Total investment companies (cost $1,779,298)		$1,812,351

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	45	$63,232
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	71	84,602

Total convertible preferred stocks (cost $118,560)		$147,834

UNITS (0.1%)(a)
	Units	Value
Banco BTG Pactual SA (Brazil)	8,900	$43,539

Total units (cost $45,401)		$43,539

SHORT-TERM INVESTMENTS (12.4%)(a)
		Principal amount/shares	Value
Interest in $50,000,000 joint tri-party repurchase agreement dated 8/31/2022 with JPMorgan Securities, LLC due 9/1/2022 - maturity value of $6,541,418 for an effective yield of 2.300% (collateralized by Agency Mortgage-Backed Securities with a coupon rate of 3.232% and a due date of 5/1/2030, valued at $51,003,346)		$6,541,000	$6,541,000
Putnam Short Term Investment Fund Class P 2.33%(AFF)	Shares	2,600,000	2,600,000
U.S. Treasury Bills 2.449%, 10/11/22(SEG)		$200,000	199,470
U.S. Treasury Bills 2.119%, 9/20/22(SEG)		100,000	99,888
U.S. Treasury Bills 2.114%, 9/6/22(SEG)		300,000	299,916

Total short-term investments (cost $9,740,268)			$9,740,274
TOTAL INVESTMENTS

Total investments (cost $67,668,203)			$79,000,589

	FORWARD CURRENCY CONTRACTS at 8/31/22 (aggregate face value $3,269,711) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/19/22	$113,936	$113,017	$919
		New Taiwan Dollar	Buy	11/16/22	160,280	162,505	(2,225)
	Citibank, N.A.
		Danish Krone	Sell	9/21/22	83,865	89,800	5,935
		Japanese Yen	Buy	11/16/22	325,319	346,125	(20,806)
	HSBC Bank USA, National Association
		British Pound	Sell	9/21/22	378,617	399,211	20,594
		Chinese Yuan (Offshore)	Buy	11/16/22	544,538	557,044	(12,506)
		Swedish Krona	Buy	9/21/22	26,967	29,473	(2,506)
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Buy	11/16/22	207,611	207,696	(85)
		Norwegian Krone	Sell	9/21/22	45,679	48,114	2,435
		Singapore Dollar	Buy	11/16/22	11,742	11,901	(159)
		South Korean Won	Sell	11/16/22	45,669	46,678	1,009
	Morgan Stanley & Co. International PLC
		Swiss Franc	Buy	9/21/22	460,941	472,183	(11,242)
	NatWest Markets PLC
		Euro	Sell	9/21/22	78,383	84,154	5,771
		Japanese Yen	Buy	11/16/22	37,033	39,422	(2,389)
	State Street Bank and Trust Co.
		Euro	Buy	9/21/22	204,258	216,463	(12,205)
		Swedish Krona	Buy	9/21/22	110,110	120,370	(10,260)
	Toronto-Dominion Bank
		Hong Kong Dollar	Sell	11/16/22	199,062	199,158	96
	UBS AG
		Canadian Dollar	Sell	10/19/22	124,605	126,397	1,792

	Unrealized appreciation						38,551

	Unrealized (depreciation)						(74,383)

	Total						$(35,832)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	6	$552,151	$548,130	Sep-22	$(16,459)
Russell 2000 Index E-Mini (Long)	48	4,425,876	4,427,040	Sep-22	103,250
S&P 500 Index E-Mini (Long)	19	3,757,250	3,758,675	Sep-22	43,989

Unrealized appreciation					147,239

Unrealized (depreciation)					(16,459)

Total					$130,780

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $78,860,383.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$2,600,000	$—	$—	$10,823	$2,600,000

	Total Short-term investments	$2,600,000	$—	$—	$10,823	$2,600,000
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $500,289.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.4%
	United Kingdom	3.2
	Japan	3.2
	France	2.0
	Australia	1.4
	China	1.3
	Switzerland	1.2
	Germany	1.0
	India	0.9
	Netherlands	0.7
	Taiwan	0.7
	South Korea	0.5
	Indonesia	0.5
	Hong Kong	0.5
	Other	4.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $6,672,258 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $49,884 on open derivative contracts subject to the Master Agreements.There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,635,141	$1,128,763	$—
Capital goods	3,102,207	380,118	—
Communication services	1,159,260	482,252	—
Conglomerates	243,769	222,252	—
Consumer cyclicals	7,306,291	2,270,603	—
Consumer staples	3,702,597	1,698,580	—
Energy	2,424,566	962,005	—
Financials	6,633,573	3,372,111	—
Health care	7,417,953	1,848,167	—
Technology	15,997,912	2,504,255	—
Transportation	854,908	252,660	—
Utilities and power	1,356,981	299,667	—

Total common stocks	51,835,158	15,421,433	—
Convertible preferred stocks	—	147,834	—
Investment companies	1,812,351	—	—
Units	43,539	—	—
Short-term investments	—	9,740,274	—

Totals by level	$53,691,048	$25,309,541	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(35,832)	$—
Futures contracts	130,780	—	—

Totals by level	$130,780	$(35,832)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	70
Forward currency contracts (contract amount)	$3,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com